Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($)		6 Months Ended
		Sep. 30, 2024	Mar. 31, 2024
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		$ 58,945,627	$ 53,234,650
Syndicated Loans [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[1]	December 2024
Interest Rate	[1]	TIBOR^(3M)+0.70% - TIBOR (1M)+1.20%
Total short-term borrowings	[1]	$ 54,800,850	51,912,050
Resona Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[2]	December 2024
Interest Rate	[2]	3.40%-3.55%
Total short-term borrowings	[2]	$ 1,396,200	1,322,600
Best Life Technology [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity		July 2025
Interest Rate		5.6%
Total short-term borrowings		$ 2,748,577

[1]	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan on a three-month basis for an additional six months with a maturity date on March 29, 2024, and the interest rate was adjusted to TIBOR (1M)+1.20%. In March 2024, the Company repaid ¥300.0 million, and the Company extended the loan for additional three months with a maturity date on June 28, 2024, subsequently, extended the loan for additional six months with a maturity date on December 30, 2024, and the interest rate remained at TIBOR (1M)+1.20%. Currently, the Company is negotiating with the bank for a loan extension upon the maturity date. As of September 30, 2024, the total outstanding balance of this loan was approximately ¥7.85 billion (approximately $54.8 million). The syndicated loan is guaranteed by Mr. Kanayama, the representative director, director, and controlling shareholder of the Company.
[2]	The loan is guaranteed by Mr. Kanayama. The Company extended the loan for additional six months with a maturity date on December 30, 2024. Currently, the Company is negotiating with the bank for a loan extension upon the maturity date.